ACQUISITIONS	12 Months Ended
Dec. 31, 2010
Business Combination, Description [Abstract]
Business Combination Disclosure [Text Block]
ACQUISITIONS

Acquisition of Rohm and Haas
On April 1, 2009, the Company completed the acquisition of Rohm and Haas. Pursuant to the July 10, 2008 Agreement and Plan of Merger (the “Merger Agreement”), Ramses Acquisition Corp., a direct wholly owned subsidiary of the Company, merged with and into Rohm and Haas (the “Merger”), with Rohm and Haas continuing as the surviving corporation and becoming a direct wholly owned subsidiary of the Company.

The Company pursued the acquisition of Rohm and Haas to make the Company a leading specialty chemicals and advanced materials company, combining the two organizations’ best-in-class technologies, broad geographic reach and strong industry channels to create a business portfolio with significant growth opportunities.

Pursuant to the terms and conditions of the Merger Agreement, each outstanding share of Rohm and Haas common stock was converted into the right to receive cash of $78 per share, plus additional cash consideration of $0.97 per share. The additional cash consideration represented 8 percent per annum on the $78 per share consideration from January 10, 2009 to the closing of the Merger, less dividends declared by Rohm and Haas with a dividend record date between January 10, 2009 and the closing of the Merger. All options to purchase shares of common stock of Rohm and Haas granted under the Rohm and Haas stock option plans and all other Rohm and Haas equity-based compensation awards, whether vested or unvested as of April 1, 2009, became fully vested and converted into the right to receive cash of $78.97 per share, less any applicable exercise price. Total cash consideration paid to Rohm and Haas shareholders was $15,681 million. As part of the purchase price, $552 million in cash was paid to the Rohm and Haas Company Employee Stock Ownership Plan (“Rohm and Haas ESOP”) on April 1, 2009 for 7.0 million shares of Rohm and Haas common stock held by the Rohm and Haas ESOP.

As a condition of the FTC’s approval of the Merger, the Company was required to divest a portion of its acrylic monomer business, a portion of its specialty latex business and its hollow sphere particle business. The Company completed the sale of these businesses in 2010 (see Note E). Total net sales and cost of sales for these businesses amounted to approximately one percent of the Company’s 2008 net sales and cost of sales.

The following table provides net sales and results of operations from the Rohm and Haas acquired businesses included in the Company’s 2009 results since the April 1, 2009 acquisition. Included in the results from Rohm and Haas was $257 million of restructuring charges (see Note C), a one-time increase in cost of sales of $209 million related to the fair value step-up of inventories acquired from Rohm and Haas and sold in the second quarter of 2009 and a pretax loss of $56 million on the early extinguishment of debt.

Rohm and Haas Results of Operations	April 1 – Dec. 31,
In millions	2009
Net sales	$5,599
Loss from Continuing Operations Before Income Taxes	$(134)

The following table provides pro forma net sales and results of operations for the years ended December 31, 2009 and December 31, 2008, as if Rohm and Haas had been acquired on January 1 of each year. The unaudited pro forma results reflect certain adjustments related to the acquisition, such as increased depreciation and amortization expense on assets acquired from Rohm and Haas resulting from the fair valuation of assets acquired and the impact of acquisition financing in place at December 31, 2009. The pro forma results do not include any anticipated cost synergies or other effects of the planned integration of Rohm and Haas. Accordingly, such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisition been completed on the dates indicated, nor are they indicative of the future operating results of the combined company.

Pro Forma Results of Operations In millions, except per share amounts	2009	2008
Net sales	$45,853	$65,704
Net loss available for The Dow Chemical Company common stockholders	$(501)	$(317)
Loss per common share – diluted	$(0.45)	$(0.29)

The following table summarizes the fair values of the assets acquired and liabilities assumed from Rohm and Haas on April 1, 2009. During the measurement period, which ended on March 31, 2010, net adjustments of $145 million were made to the fair values of the assets acquired and liabilities assumed with a corresponding adjustment to goodwill. These adjustments are summarized in the table presented below. The balance sheet at December 31, 2009 has been retrospectively adjusted to reflect these adjustments as required by the accounting guidance for business combinations. No further adjustments have been made to the acquisition-date fair values of assets acquired and liabilities assumed since the end of the measurement period.

Assets Acquired and Liabilities Assumed on April 1, 2009 In millions	Initial Valuation	2009 Adjustments to Fair Value	Dec. 31, 2009	2010 Adjustments to Fair Value	March 31, 2010
Purchase Price	$15,681	$—	$15,681	$—	$15,681
Fair Value of Assets Acquired
Current assets	$2,710	$—	$2,710	$(18)	$2,692
Property	3,930	(138)	3,792	—	3,792
Other intangible assets (1)	4,475	830	5,305	—	5,305
Other assets	1,288	32	1,320	—	1,320
Net assets of the Salt business (2)	1,475	(167)	1,308	—	1,308
Total Assets Acquired	$13,878	$557	$14,435	$(18)	$14,417
Fair Value of Liabilities and Noncontrolling Interests Assumed
Current liabilities	$1,218	$(11)	$1,207	$(1)	$1,206
Long-term debt	2,528	13	2,541	—	2,541
Accrued and other liabilities and noncontrolling interests	702	—	702	—	702
Pension benefits	1,119	—	1,119	—	1,119
Deferred tax liabilities – noncurrent	2,482	311	2,793	82	2,875
Total Liabilities and Noncontrolling Interests Assumed	$8,049	$313	$8,362	$81	$8,443
Goodwill (1)	$9,852	$(244)	$9,608	$99	$9,707
(1) See Note I for additional information.
(2) Morton International, Inc.
The fair value of receivables acquired from Rohm and Haas on April 1, 2009 (net of the Salt business) was $1,001 million, with gross contractual amounts receivable of $1,048 million. Liabilities assumed from Rohm and Haas on April 1, 2009 included certain contingent environmental liabilities valued at $159 million and a liability of $185 million related to Rohm and Haas Pension Plan matters (see Note N), which were valued in accordance with the accounting guidance for contingencies. Operating loss carryforwards of $2,189 million were acquired from Rohm and Haas on April 1, 2009, $137 million of which were subject to expiration in 2009 through 2013.
The following table summarizes the major classes of assets and liabilities underlying the deferred tax liabilities resulting from the acquisition of Rohm and Haas:

Deferred Tax Liabilities Assumed on April 1, 2009 In millions	As Adjusted
Intangible assets	$1,754
Property	526
Long-term debt	191
Inventory	80
Other accruals and reserves	324
Total Deferred Tax Liabilities	$2,875

The acquisition resulted in the recognition of $9,707 million of goodwill, which is not deductible for tax purposes. See Note I for further information on goodwill, including the allocation by segment.
Goodwill largely consists of expected synergies resulting from the acquisition. Key areas of cost savings include increased purchasing power for raw materials; manufacturing and supply chain work process improvements; and the elimination of redundant corporate overhead for shared services and governance. The Company also anticipates that the transaction will produce significant growth synergies through the application of each company’s innovative technologies and through the combined businesses’ broader product portfolio in key industry segments with strong global growth rates.
Financing for the Rohm and Haas Acquisition
Financing for the acquisition of Rohm and Haas included debt and equity financing (see Notes P, W and X).

Rohm and Haas Acquisition and Integration Related Expenses
During 2010, pretax charges totaling $143 million were recorded for integration expenses related to the April 1, 2009 acquisition of Rohm and Haas. During 2009, pretax charges totaling $166 million ($49 million in 2008) were recorded for legal expenses and other transaction and integration costs related to the acquisition. These charges, which were expensed in accordance with the accounting guidance for business combinations, were recorded in “Acquisition and integration related expenses” and reflected in Corporate. An additional $60 million of acquisition-related retention expenses were incurred during 2009 and recorded in “Cost of sales,” “Research and development expenses,” and “Selling, general and administrative expenses” and reflected in Corporate.

Purchased In-Process Research and Development
Purchased in-process research and development (“IPR&D”) represents the value assigned to acquired research and development projects that, as of the date of the acquisition, had not established technological feasibility and had no alternative future use. Prior to January 1, 2009, amounts assigned to IPR&D meeting these criteria were charged to expense as part of the allocation of the purchase price of the business combination. With the adoption of ASC Topic 805, “Business Combinations,” on January 1, 2009, IPR&D acquired in a business combination is capitalized and tested for impairment annually.

The Company recorded pretax charges totaling $7 million in 2009 for IPR&D projects associated with the purchase of technology that was not part of a business combination. The Company recorded pretax charges totaling $44 million in 2008 for IPR&D projects associated with several acquisitions. The estimated values assigned to the IPR&D projects were determined primarily based on a discounted cash flow model and are shown below:

In-Process Research and Development Projects Acquired In millions	Date of Acquisition	Estimated Value Assigned to IPR&D
2009
Lithium ion battery technology purchase	October 30, 2009	$7
2008
Germplasm from Triumph Seed Co., Inc.	February 29, 2008	$4
Germplasm from Dairyland Seed Co., Inc. and Bio-Plant Research Ltd.	August 29, 2008	23
Germplasm from Südwestsaat GbR	December 16, 2008	17
Total 2008 IPR&D		$44

The IPR&D charges outlined above are shown as “Purchased in-process research and development charges” in the consolidated statements of income. The 2009 IPR&D charges related to a technology purchase for projects within the Ventures business, impacting Corporate. The 2008 IPR&D charges were related to projects within the Agricultural Sciences segment.